Property	12 Months Ended
Dec. 31, 2011
Property [Abstract]
PROPERTY

NOTE 3—PROPERTY

The primary reason we make acquisitions of real estate investments in the retail, office, industrial, and apartment property sectors is to invest capital contributed by accredited investors in a diversified portfolio of real estate. The consolidated properties held by us as of December 31, 2011 were as follows:

Property	Sector	Square Feet (Unaudited)	Location	Ownership %	Acquisition Date	Acquisition Price
Monument IV at Worldgate	Office	228,000	Herndon, VA	100%	8/27/2004	$59,608
Georgia Door Sales Distribution Center (1)	Industrial	254,000	Austell, GA	100%	2/10/2005	8,500
105 Kendall Park Lane	Industrial	409,000	Atlanta, GA	100%	6/30/2005	18,781
Marketplace at Northglenn (2)	Retail	439,000	Northglenn, CO	100%	12/21/2005	91,476
Dignity Health Office Portfolio (3)(4)	Office	755,000	CA and AZ	100%	12/21/2005	136,761
Metropolitan Park North (5)	Office	187,000	Seattle, WA	100%	3/28/2006	89,179
Stirling Slidell Shopping Centre (4)	Retail	139,000	Slidell, LA	100%	12/14/2006	23,367
4001 North Norfleet Road	Industrial	702,000	Kansas City, MO	100%	2/27/2007	37,579
Station Nine Apartments	Apartment	312,000	Durham, NC	100%	4/16/2007	56,417
4 Research Park Drive (4)	Office	60,000	St. Charles, MO	100%	6/13/2007	11,330
36 Research Park Drive	Office	81,000	St. Charles, MO	100%	6/13/2007	17,232
The District at Howell Mill (4)	Retail	306,000	Atlanta, GA	87.85%	6/15/2007	78,661
Canyon Plaza (4)	Office	199,000	San Diego, CA	100%	6/26/2007	54,973
Railway Street Corporate Centre	Office	137,000	Calgary, Canada	100%	8/30/2007	42,614
Cabana Beach San Marcos (6)	Apartment	278,000	San Marcos, TX	78%	11/21/2007	29,375
Cabana Beach Gainesville (6)	Apartment	545,000	Gainesville, FL	78%	11/21/2007	74,277
Campus Lodge Athens (6)	Apartment	229,000	Athens, GA	78%	11/21/2007	20,980
Campus Lodge Columbia (6)	Apartment	256,000	Columbia, MO	78%	11/21/2007	24,852
The Edge at Lafayette (6)	Apartment	207,000	Lafayette, LA	78%	1/15/2008	26,870
Campus Lodge Tampa (4)(6)	Apartment	431,000	Tampa, FL	78%	2/29/2008	46,787

(1)	On April 20, 2012, we sold Georgia Door Sales Distribution Center to an unrelated third-party for $5,150.
(2)	We expect that we will ultimately relinquish our ownership of this property to the lender in a deed in lieu of foreclosure or other alternative transaction including foreclosure in satisfaction of the mortgage.
(3)	Consists of a portfolio of leasehold interests in 15 medical office buildings located throughout Southern California and the greater Phoenix metropolitan area. The buildings are all subject to ground leases expiring in 2078. From the acquisition date until December 31, 2007, we owned a 95% membership interest in the portfolio at which time we acquired the remaining 5% interest from an unrelated third party. The portfolio was previously referred to as the CHW Medical Office Portfolio.
(4)	Acquisition price includes the assumption of a mortgage loan secured by this property.
(5)	On March 23, 2012, we relinquished our ownership of Metropolitan Park North, through a deed in lieu of foreclosure with the lender.
(6)	The other owner, owning a 22% interest, is an investment fund advised by our Advisor and in which the parent company of our Advisor owns a noncontrolling interest.

Impairment of Investments in Real Estate

	Year Ended December 31, 2011	Year Ended December 31, 2010	Year Ended December 31, 2009
Continuing Operations
105 Kendall Park Lane	—	(1,718)	3,498
4001 N. Norfleet Road	—	74	3,351
Marketplace at Northglenn	14,934	—	—

Provision for impairment of real estate classified as continuing operations	$14,934	$(1,644)	$6,849

Discontinued Operations
Havertys Furniture	$—	$(2,148)	$2,148
25850 S. Ridgeland	—	586	3,622
9800 South Meridian	—	—	5,604
Metropolitan Park North	—	28,781	—
Georgia Door Sales Distribution Center	$—	$64	$463

(Recovery of) provision for impairment of real estate classified as discontinued operations	$—	$27,283	$11,837

For the year ended December 31, 2009

In September 2009, we determined that 9800 South Meridian, a variable-interest entity that was deconsolidated on January 1, 2010 (see Note 4) was impaired. In accordance with the authoritative guidance for impairment of long-lived assets held for use, we determined the carrying value of this investment exceeded the undiscounted cash flows over our expected hold period. As such, we recognized an impairment charge on 9800 South Meridian which represents the difference between the fair value and the carrying value of the property. The impairment stemmed from the near term debt maturity coupled with deteriorating real estate market fundamentals.

In December 2009, we determined that five properties we designated as held for sale were impaired at the date the properties were classified as held for sale. These properties included 25850 S. Ridgeland, Georgia Door Sales Distribution Center, 105 Kendall Park Lane, Havertys Furniture and 4001 North Norfleet Road. In accordance with the authoritative guidance for impairment of long-lived assets held for sale, we determined that the carrying values of these investments exceeded their fair value less cost to sell and recorded impairment during the year ended December 31, 2009.

For the year ended December 31, 2010

At March 31, 2010, we reevaluated the five assets impaired in December 2009 for further impairment and determined that 25850 S. Ridgeland, Georgia Door Sales Distribution Center and 4001 North Norfleet Road were further impaired. As such, we recognized additional impairment charges. The impairment stemmed from continuing deterioration of real estate market fundamentals. Upon our reevaluation of 105 Kendall Park Lane and Havertys Furniture, we determined that the fair values less costs to sell increased since our initial evaluation. As such, we recorded a recovery of previously recorded impairment.

On April 15, 2010, we removed Georgia Door Sales Distribution Center, 105 Kendall Park Lane and 4001 North Norfleet Road from held for sale and placed them into held for use status at their fair value on that date (which was less than reinstating these investments at cost less depreciation catch up). Upon recording the properties at the fair value on April 15, 2010, the Company recorded a recovery of previously recorded provision for impairment.

In December 2010, we determined that Metropolitan Park North was impaired due to the carrying value of the investment exceeding the undiscounted cash flows over our expected hold period. As such, we recognized an impairment charge which represents the difference between the fair value and the carrying value of the property. The impairment stemmed from the near term debt maturity, the unwillingness of the lender to negotiate a material loan modification and the main tenant of the building not renewing their lease.

For the year ended December 31, 2011

As of June 30, 2011, we determined that Marketplace at Northglenn was impaired due to the carrying value of the investment exceeding the undiscounted cash flows over our expected hold period. As such, we recognized an impairment charge which represents the difference between the fair value and the carrying value of the property. The impairment stemmed from decreasing our expected hold period of the property due to the property’s cash flows being forecasted to no longer cover debt service as a result of Border’s bankruptcy and lower rental rates on a newly signed lease renewal that occurred during the three months ending June 30, 2011.

Measurement of Fair Value

We were required to assess the value of our impaired assets in accordance with the guidance for long lived assets and equity method investments, respectively. The valuation of these assets is determined using widely accepted valuation techniques including discounted cash flow analysis on the expected cash flows of each asset as well as the income capitalization approach considering prevailing market capitalization and discount rates. We review each investment based on the highest and best use of the investment and market participation assumptions. The significant assumptions included the capitalization rate used in the income capitalization valuation and projected property net operating income and net cash flows. Additionally, the valuation considered bid and ask prices for similar properties. We have determined that the significant inputs used to value the impaired assets fall within Level 3.

The valuation adjustments were calculated based on market conditions and assumptions made by management at the time the valuation adjustments were recorded, which may differ materially from actual results if market conditions or the underlying assumptions change in the future.

NOTE 3A—DISCONTINUED OPERATIONS

On June 26, 2009, we sold Hagemeyer Distribution Center, a 300,000 square foot industrial center located in Auburn, Georgia, for $10,400, resulting in a gain of $911. On September 4, 2009, we sold Waipio Shopping Center, a 137,000 square foot retail center in Waipahu, Hawaii, for $30,850, resulting in a gain of $1,619. The results of operations and gain on sale of the property are reported as discontinued operations for all periods presented.

On April 15, 2010, we sold Havertys Furniture, an 808,000 square foot industrial center located in Braselton, Georgia for $35,000 resulting in a gain of $113. On the same day, we also sold 25850 S. Ridgeland, a 719,000 square foot industrial center located in Monee, Illinois for $19,060 resulting in a gain of $709. The results of operations and gain on sale of the properties are reported as discontinued operations for all periods presented.

On March 16, 2012, Georgia Door Sales Distribution Center, a 254,000 square foot industrial center located in Austell, Georgia, was classified as held for sale.

On March 23, 2012, we relinquished our ownership of Metropolitan Park North, a 187,000 square foot office building located in Seattle, Washington through a deed in lieu of foreclosure with the lender.

The following table summarizes income (loss) from discontinued operations for the years ended December 31, 2011, 2010 and 2009:

	Year Ended December 31, 2011	Year Ended December 31, 2010	Year Ended December 31, 2009 (1)
Total revenue	$7,848	$9,785	$21,903
Real estate taxes	(624)	(1,065)	(2,970)
Property operating	(1,222)	(1,343)	(3,075)
Company level expenses	—	—	(1)
General and administrative	(137)	(156)	(220)

	Year Ended December 31, 2011	Year Ended December 31, 2010	Year Ended December 31, 2009 (1)
Provision for doubtful accounts	(19)	—	(45)
Net recovery of (provision) for impairment	—	(27,283)	(11,837)
Depreciation and amortization	(1,917)	(3,163)	(6,866)
Loss on extinguishment of debt	—	(711)	(1,003)
Interest expense	(3,392)	(4,286)	(8,351)

Income (loss) from discontinued operations	$537	$(28,222)	$(12,465)

(1)	9800 South Meridian and 18922 Forge Drive were deconsolidated as of January 1, 2010 (see Note 5) and the Company subsequently assigned their interests in these investments to their operating partner on September 30, 2010. For the year ending December 31, 2009 these properties are included in discontinued operations above.